Intangible Assets, Net	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

As of June 30, 2023 and 2022, intangible assets, net consisted of the following:

	As of June 30,
	2023	2022
Customer relationship	$924,351	$1,021,509
Customer contracts	-	344,003
Software	222,982	228,853
Less: accumulated amortization	(421,158)	(624,321)
Intangible assets, net	$726,175	$970,044

During the year ended June 30, 2022, software of $150,468 was derived from the asset acquisition of MSCT with an estimated useful life of 10 years (Note 3).

The movement of intangible assets, net is as follow:

For the year ended June 30, 2023
Balance as of July 1, 2022	$970,044
Addition	-
Amortization	(179,078)
Disposal	(74,686)
Foreign currency translation adjustment	9,895
Balance as of June 30, 2023	$726,175

The amortization expenses were $179,078, $202,412 and $273,178 for the years ended June 30, 2023, 2022 and 2021. Estimated future amortization expenses are as follows:

Year ending June 30,	Amortization expense
2024	$121,050
2025	116,823
2026	109,954
2027	107,628
2028	107,493
2029 and after	163,227
Total	$726,175

No impairment losses were recognized for the years ended June 30, 2023, 2022 and 2021.